Fee Income (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of Fee Income
Fee income for the years ended December 31 consists of the following:

	2018	2017	(1)
Fee income from insurance contracts	$968	$894
Fee income from service contracts:
Distribution fees	829	867
Fund management and other asset-based fees	3,444	3,423
Administrative service and other fees	725	658
Total fee income	$5,966	$5,842

(1)	Balances in 2017 have been changed to conform with current year presentation as a result of the adoption of IFRS 15 described in Note 2.